UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Dryden Tax Managed Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2005

Date of reporting period:	7/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

DRYDEN LARGE-CAP CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

as of July 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS—99.2%
COMMON STOCKS
CONSUMER DISCRETIONARY—13.7%
Auto & Truck—0.8%
AutoNation, Inc.(a)(b)	14,400	$310,896
Ford Motor Co.	38,400	412,416
Harley-Davidson, Inc.	6,300	335,097
PACCAR, Inc.	7,100	512,762

		1,571,171

Distributors
Handleman Co.	2,800	49,616

Hotels, Restaurants & Leisure—2.1%
Brinker International, Inc.(a)	8,100	331,290
Darden Restaurants, Inc.	5,000	173,500
Jack in the Box, Inc.(a)	8,500	323,425
Marriott International, Inc.	2,400	164,328
McDonald’s Corp.	57,400	1,789,158
Starbucks Corp.(a)	19,300	1,014,215
YUM! Brands, Inc.	6,300	329,805

		4,125,721

Media—4.2%
Comcast Corp. (Class A)(a)	24,100	740,593
Discovery Holding Co.(a)	3,150	44,951
Disney (Walt) Co.	38,400	984,576
Gannett Co., Inc.	17,100	1,247,616
Liberty Media Corp.(a)	31,500	276,885
Omnicom Group, Inc.	100	8,487
Time Warner, Inc.	141,700	2,411,734
Tribune Co.	3,900	142,350
Viacom, Inc., (Class B)(b)	60,100	2,012,749

		7,869,941

Multiline Retail—3.1%
Federated Department Stores, Inc.	6,700	508,329
J.C. Penney Co., Inc.	17,900	1,004,906
Target Corp.	21,800	1,280,750
Wal-Mart Stores, Inc.	64,800	3,197,880

		5,991,865

Specialty Retail—3.5%
Bed Bath & Beyond, Inc.(a)	5,400	247,860
Brunswick Corp.	12,600	586,656
Coach, Inc.(a)	32,100	1,127,031
Gap, Inc. (The)	35,600	751,516
Harman International Industries, Inc.	1,100	94,545
Hibbett Sporting Goods, Inc. (a)(b)	9,600	384,288
Home Depot, Inc.	43,800	1,905,738

JAKKS Pacific, Inc. (a)(b)	24,600	421,644
Jones Apparel Group, Inc.	15,600	476,892
PETsMART, Inc.	6,100	181,475
Reebok International Ltd.	6,200	262,260
Select Comfort Corp. (a)(b)	11,500	245,065

		6,684,970

Textiles, Apparel & Luxury Goods
Quiksilver, Inc.(a)	5,200	87,308

		26,380,592

CONSUMER STAPLES—7.6%
Beverages—2.3%
Anheuser-Busch Companies, Inc.	21,100	935,785
Coca-Cola Co.	34,000	1,487,840
Pepsi Bottling Group, Inc. (The)(b)	46,400	1,353,024
PepsiCo, Inc.	10,360	564,931

		4,341,580

Cosmetics & Soaps—2.6%
Avon Products, Inc.	16,600	542,986
Gillette Co. (The)	10,600	568,902
Kimberly-Clark Corp.	14,900	950,024
Nu Skin Enterprises, Inc. (Class A)	14,500	342,490
Playtex Products, Inc.(a)	5,600	59,696
Procter & Gamble Co.	49,600	2,759,248

		5,223,346

Food & Drug Retailing—0.5%
Albertson’s, Inc.(b)	17,000	362,270
SUPERVALU, Inc.(b)	3,100	109,740
Whole Foods Market, Inc.(b)	3,000	409,530

		881,540

Food Products—0.7%
Chiquita Brands Int’l., Inc.	1,500	45,270
Kraft Foods, Inc. (Class A)	2,400	73,320
Pilgrim’s Pride Corp. (b)	30,200	1,143,070

		1,261,660

Tobacco—1.5%
Altria Group, Inc.	30,100	2,015,496
Reynolds American, Inc.	9,500	791,445

		2,806,941

		14,515,067

ENERGY—9.8%
Oil & Gas Exploration/Production—5.2%
Anadarko Petroleum Corp.	7,400	653,790
Apache Corp.	9,600	656,640
BJ Services Co.	1,100	67,089
ConocoPhillips	46,200	2,891,658
Devon Energy Corp.(b)	12,900	723,561
Diamond Offshore Drilling, Inc.	7,900	450,774

FirstEnergy Corp.	100	4,978
Noble Corp.	900	60,462
Occidental Petroleum Corp.	5,800	477,224
Pogo Producing Co.	1,500	82,545
Schlumberger Ltd.(b)	23,100	1,934,394
Tidewater, Inc.	7,200	290,664
Transocean, Inc.(a)	19,100	1,077,813
Valero Energy Corp.(b)	5,400	447,012

		9,818,604

Petroleum & Coal—4.6%
ChevronTexaco Corp.	49,090	2,847,711
Exxon Mobil Corp.	103,109	6,057,654

		8,905,365

		18,723,969

FINANCIALS—19.1%
Banking—4.9%
Bank of America Corp.(b)	79,600	3,470,560
BB&T Corp.(a)(b)	11,100	464,202
First Bancorp (Puerto Rico) (b)	7,900	193,708
KeyCorp.(b)	28,800	986,112
North Fork Bancorporation, Inc.	3,700	101,343
PNC Financial Services Group, Inc. (The)	3,300	180,906
SunTrust Banks, Inc.(b)	6,000	436,320
SVB Financial Group(a)	1,500	77,010
U.S. Bancorp	57,591	1,731,185
Wells Fargo & Co.	27,500	1,686,850

		9,328,196

Financial Services—9.8%
American Express Co.(b)	4,600	253,000
AmeriCredit Corp.(a)	3,600	96,192
Bear Stearns Cos., Inc. (The)	3,600	367,596
Capital One Financial Corp.(b)	800	66,000
CIT Group, Inc.	10,700	472,298
Citigroup, Inc.	87,400	3,801,899
Comerica, Inc.	3,100	189,410
Countrywide Credit Industries, Inc.	20,996	755,856
Freddie Mac	12,400	784,672
Goldman Sachs Group, Inc. (The)(b)	16,600	1,784,168
JPMorgan Chase & Co.	62,600	2,199,764
Lehman Brothers Holdings, Inc.(b)	13,500	1,419,255
MBNA Corp.	13,600	342,176
Merrill Lynch & Co., Inc.	25,800	1,516,524
Morgan Stanley	10,500	557,025
National City Corp.	18,400	679,144
Providian Financial Corp.(a)(b)	7,300	137,970
Wachovia Corp.	40,900	2,060,542
Washington Mutual, Inc.	29,249	1,242,498

		18,725,989

Insurance—4.3%
ACE Ltd.	5,500	254,155
Allstate Corp.	30,900	1,892,934
American Financial Group, Inc.	24,000	812,160
American International Group, Inc.	28,396	1,709,439

Assurant, Inc.	3,000	110,850
Axis Capital Holdings Ltd. (Bermuda)	1,500	43,200
Hartford Financial Services Group, Inc. (The)	1,300	104,741
MBIA, Inc.(b)	11,800	716,732
MetLife, Inc.	9,200	452,088
MGIC Investment Corp.	13,400	918,972
Principal Financial Group, Inc.	9,400	413,130
SAFECO Corp.	800	43,952
St. Paul Travelers Cos., Inc. (The)(b)	9,100	400,582
XL Capital Ltd., Class A (ADR) (Bermuda)	4,500	323,190

		8,196,125

Real Estate Investment Trust—0.1%
Anthracite Capital, Inc.	4,400	52,580
Ashford Hospitality Trust, Inc.	3,500	41,615
Thornburg Mortgage, Inc.	4,000	118,720

		212,915

		36,463,225

HEALTHCARE—13.8%
Biotechnology—1.5%
Amgen, Inc.	20,100	1,602,975
Thermo Electron Corp.(a)	40,300	1,203,358

		2,806,333

Healthcare Equipment & Supplies—2.1%
Bausch & Lomb, Inc.	5,800	490,970
Baxter International, Inc.	38,600	1,515,822
Becton, Dickinson & Co.	27,700	1,533,749
C.R. Bard, Inc.	300	20,037
Hospira, Inc.(a)	1,100	42,075
IDEXX Laboratories, Inc.	1,200	76,152
Medtronic, Inc.	500	26,970
Palomar Medical Technologies, Inc. (a)(b)	2,600	76,466
Thoratec Corp.(a)	16,300	269,276
USANA Health Sciences, Inc. (a)	600	29,106

		4,080,623

Healthcare Providers & Services—2.4%
Cigna Corp.	2,100	224,175
Express Scripts, Inc., (Class A)(a)	29,000	1,516,700
HCA, Inc.	7,600	374,300
Humana, Inc.(a)	6,000	239,100
Kindred Healthcare, Inc.(a)	4,400	161,656
Laboratory Corp. of America Holdings(a)	14,300	724,581
Quest Diagnostics, Inc.(b)	15,800	811,172
UnitedHealth Group, Inc.	9,100	475,930

		4,527,614

Pharmaceuticals—7.8%
Abbott Laboratories	23,200	1,081,816
Allergan, Inc.(b)	14,000	1,251,180
Caremark Rx, Inc.(a)	37,400	1,667,292
Johnson & Johnson Co.	67,904	4,343,140
Merck & Co., Inc.	45,900	1,425,654
Pfizer, Inc.	136,760	3,624,140

Schering-Plough Corp.	16,000	333,120
Wyeth	32,400	1,482,300

		15,208,642

		26,623,212

INDUSTRIALS—12.2%
Aerospace/Defense—2.9%
Armor Holdings, Inc.	12,000	490,560
General Dynamics Corp.	12,000	1,382,280
Lockheed Martin Corp.	24,300	1,516,320
Northrop Grumman Corp.	31,300	1,735,585
United Technologies Corp.	9,800	496,860

		5,621,605

Building Products—0.3%
Masco Corp.	17,200	583,252

Business Services—0.4%
Apollo Group, Inc., (Class A)(b)	9,925	745,864

Commercial Services & Supplies—0.7%
Career Education Corp. (a)(b)	7,500	290,925
Cendant Corp.	16,600	354,576
iPayment, Inc.(a)	1,500	58,065
R. R. Donnelley & Sons Co.	5,300	191,065
Rent-A-Center, Inc.(a)	5,900	124,431
Stericycle, Inc.(a)	4,600	267,352
Waste Connections, Inc.(a)	2,000	72,000

		1,358,414

Diversified Manufacturing Operations—1.3%
Cooper Industries Ltd., (Class A)	3,000	193,740
Eaton Corp.	6,900	450,846
Illinois Tool Works, Inc.(b)	8,800	753,720
Ingersoll-Rand Co., (Class A) (Bermuda)	13,300	1,039,661

		2,437,967

Electrical Equipment—0.5%
CDW Corp.	800	49,600
Emerson Electric Co.	8,100	532,980
Thomas & Betts Corp.(a)	13,100	442,387

		1,024,967

Industrial Conglomerates—3.7%
3M Co.	13,800	1,035,000
General Electric Co.	155,900	5,378,550
Tyco International Ltd.	21,300	649,011

		7,062,561

Machinery—0.8%
Caterpillar, Inc.(b)	2,600	140,166
Danaher Corp.	1,000	55,450
Deere & Co.	17,600	1,294,128
Navistar International Corp.	2,400	81,960

		1,571,704

Transportation—1.6%
Burlington Northern Santa Fe Corp.	3,600	195,300
FedEx Corp.(b)	10,500	882,945
J.B. Hunt Transport Services, Inc.	7,700	151,151
Swift Transportation Co., Inc. (a)(b)	10,700	235,293
United Parcel Service, Inc. (Class B)	12,300	897,531
Yellow Roadway Corp.(a)	11,800	624,338

		2,986,558

		23,392,892

INFORMATION TECHNOLOGY—15.2%
Communications Equipment—2.9%
Cisco Systems, Inc.(a)	181,900	3,483,385
Harris Corp.	2,700	100,089
Qualcomm, Inc.	15,900	627,891
Scientific-Atlanta, Inc.	34,500	1,328,250

		5,539,615

Computer Software & Services—5.8%
EMC Corp.(a)(b)	83,800	1,147,222
First Data Corp.(b)	5,500	226,270
Fiserv, Inc.(a)(b)	25,600	1,135,872
Microsoft Corp.	225,400	5,772,494
Oracle Corp.(a)	136,100	1,848,238
Red Hat Inc.(a)	3,000	45,720
Synopsys, Inc.	15,300	283,203
Xerox Corp.(a)	47,700	630,117

		11,089,136

Computers & Peripherals—2.5%
Dell, Inc.(a)(b)	27,700	1,121,019
Hewlett-Packard Co.	7,200	177,264
International Business Machines Corp.	41,500	3,463,590
Mercury Computer Systems, Inc.(a)	1,700	47,090

		4,808,963

Electronic Components—1.0%
Texas Instruments, Inc.	62,700	1,991,352

Internet Services—0.3%
Sabre Holdings Corp.(Class A)(b)	31,400	602,880

Semiconductors & Semiconductor Equipment—2.7%
Altera Corp.(a)	34,900	763,263
Cree, Inc.(a)	1,400	41,510
Intel Corp.	157,200	4,266,408
Micrel, Inc.(a)	11,300	136,617

		5,207,798

		29,239,744

MATERIALS—2.2%
Chemicals—0.8%
Dow Chemical Co. (The)	23,600	1,131,620
Eastman Chemical Co.	8,500	470,815

		1,602,435

Construction Materials—0.2%
Martin Marietta Materials, Inc.	5,500	399,795

Metals & Mining—0.7%
Allegheny Technologies, Inc.	2,600	75,582
Phelps Dodge Corp.	6,700	713,215
United States Steel Corp.(b)	14,700	626,955

		1,415,752

Paper & Packaging—0.5%
Caraustar Industries, Inc.(a)	3,800	45,486
Georgia-Pacific Corp.	10,600	361,990
Louisiana-Pacific Corp.	17,300	463,986

		871,462

		4,289,444

TELECOMMUNICATION SERVICES—3.0%
Diversified Telecommunication Services—2.2%
AT&T Corp.	54,000	1,069,200
CenturyTel, Inc.(b)	16,800	577,416
SBC Communications, Inc.	19,700	481,665
Valor Communications Group Inc	6,300	88,011
Verizon Communications, Inc.	59,300	2,029,839

		4,246,131

Wireless Telecommunication Services—0.8%
Motorola, Inc.(b)	57,200	1,211,496
Nextel Communications, Inc.(a)	7,800	271,440

		1,482,936

		5,729,067

UTILITIES—2.6%
Electric Utilities—2.2%
American Electric Power Co., Inc.(b)	29,100	1,126,170
DTE Energy Co.	3,100	145,700
Edison International	17,800	727,664
Exelon Corp.	3,800	203,376
Pinnacle West Capital Corp.	1,900	87,020
TXU Corp.	20,900	1,810,776
Westar Energy, Inc.	2,300	55,959
Xcel Energy, Inc.	9,700	188,277

		4,344,942

Gas Utilities—0.4%
Sempra Energy	16,600	705,500

		5,050,442

Total long-term Investments (cost $159,100,705)		190,407,654

	Principal Amount (000)
SHORT-TERM INVESTMENTS—14.2%
U.S. Government Security- 0.1%
United States Treasury Bills 2.94%, 9/15/05 (c)(d) (cost $79,707)	$80	79,686

	Shares
Mutual Fund - 14.1%
Dryden Core Investment Fund – Taxable Money Market Series(e)(f) (cost $27,111,799)	27,111,799	27,111,799

Total short-term Investments (cost $27,191,506)		27,191,485

Total Investments—113.4% (cost $186,292,211)(g)		217,599,139

Liabilities in excess of other assets (Includes cash collateral for securities on loan of $27,111,799) (h)—(13.4%)		(25,667,667)

Net Assets—100%		$191,931,472

ADR – American Depository Receipt

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $26,085,452; cash collateral of $27,111,799 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	All or portion of security segregated as collateral for financial futures contracts.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(g)	The United States Federal income tax basis of the Fund’s investments was $187,960,471 and net unrealized appreciation on investments for federal income tax basis was $29,638,668 (gross unrealized appreciation $32,414,735; gross unrealized depreciation $2,776,067). The difference between book and tax basis is attributed to deferred losses on wash sales.

(h)	Liabilities in excess of other assets include net unrealized appreciation of financial futures as follows:

Open future contracts outstanding at July 31, 2005:

Number of Contracts	Type	Expiration Date	Value at July 31, 2005	Value at Trade Date	Unrealized Appreciation
	Long Position:
2	S&P 500 Index	Sept. 2005	$618,400	$595,850	$22,550

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax Managed Funds

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date September 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 26, 2005

*	Print the name and title of each signing officer under his or her signature.